Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2018
Other capital reserve
Schedule of changes in other capital reserves

	Share-based payments	Equity Instruments	Warrant	Total
March 31, 2016	174,479	341	—	174,820
Share-based payments expense during the year	586,932	—	—	586,932
Exercised during the year	(19,690)	—	—	(19,690)
Expired during the year	(8,614)	—	—	(8,614)

March 31, 2017	733,107	341	—	733,448

Share-based payments expense during the year	734,512	—	—	734,512
Issuance of warrants (refer to Note 32)	—	—	23,258	23,258
Exercised during the year	(650,860)	—	—	(650,860)
Forfeited during the year	(4,592)	—	—	(4,592)
Expired during the year	(2,802)	—	—	(2,802)

March 31, 2018	809,365	341	23,258	832,964

2006 Share Plan and 2006 India Share Plan
Other capital reserve
Summary of changes in share options outstanding

	March 31,
	2017		2018
	No. of shares*	Weighted average EP per share	No. of shares*	Weighted average EP per share
Number of options outstanding at the beginning of the year	885,658	250.02	698,965	279.43
Granted during the year	—	—	—	—
Forfeited during the year	56,026	164.21	6,913	289.04
Exercised during the year	130,668	88.46	34,922	167.39
Number of options outstanding at the end of the year	698,965	279.43	657,130	287.05
Vested and not exercised	640,589	279.29	656,454	287.06

*          On December 16, 2016, the Parent Company effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

Summary of changes in RSUs outstanding

	March 31,
	2017	2018
	No. of shares	No. of shares
Number of RSU's outstanding at the beginning of the year	—	1,684,024
Granted during the year	2,000,000	—
Repurchased	999	—
Forfeited during the year	—	3,606
Expired during the year	—	724
Vested during the year	314,977	960,119
Number of RSU's outstanding at the end of the year	1,684,024	719,575
Vested and not exercised	—	—

Summary of inputs used to calculate fair value of RSUs

	March 31,
	2017	2018
Weighted average Fair value of ordinary share at the measurement date (USD)	10	—
Risk—free interest rate (%)	0% - 2%	—
Expected volatility (%)	48%	—
Expected life of RSU's	0 - 2 Years	—
Dividend Yield	0%	—
Model used	Black- Scholes Valuation	—

2016 Stock Option and Incentive Plan
Other capital reserve
Summary of changes in share options outstanding

	March 31, 2018
	No. of shares*	Weighted average EP per share
Number of options outstanding at the beginning of the year	—	—
Granted during the year	337,749	591.99
Number of options outstanding at the end of the year	337,749	591.99
Vested and not exercised	18,550	606.26

Summary of inputs used to calculate fair value of options

March 31, 2018
Weighted average Fair value of ordinary share at the measurement date (USD)	7.09
Risk—free interest rate (%)	2.31% - 2.42%
Expected volatility (%)	36.10% - 36.55%
Expected life of share options	2.52 - 4.95
Dividend Yield	0%
Model used	Black-Scholes Valuation

Summary of changes in RSUs outstanding

March 31, 2018
No. of shares
Number of RSU's outstanding at the beginning of the year	—
Granted during the year	603,792
Forfeited during the year	6,535
Expired during the year	283
Net Settlement	—
Vested during the year	49,584
Number of RSU's outstanding at the end of the year	547,390
Vested and not exercised	—

Summary of inputs used to calculate fair value of RSUs

March 31,
2018
Weighted average Fair value of ordinary share at the measurement date (USD)	6.68
Risk—free interest rate (%)	2% - 2.5%
Expected volatility (%)	35% - 37%
Expected life of RSU's	0 - 4 Years
Dividend Yield	0%
Model used	Black-Scholes Valuation